Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets amortization expense	$ 5.3	$ 15.3	$ 14.0	$ 50.2		$ 50.7	$ 28.4
Weighted-average remaining amortization period, definite-lived intangible assets					13 years 4 months 24 days